TAXES ON INCOME - Disclosure of detailed information about income tax expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current taxes	$ 28	$ 182	$ 688
Deferred taxes, net	(150)	394	(1,810)
Taxes on income from previous years	(901)	195	(16)
Income tax expense (benefit)	$ (1,023)	$ 771	$ (1,138)